Expense Example	Jan. 28, 2026 USD ($)
Poplar Forest Partners Fund | Poplar Forest Partners Fund Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 616
Expense Example, with Redemption, 3 Years	880
Expense Example, with Redemption, 5 Years	1,164
Expense Example, with Redemption, 10 Years	1,971
Poplar Forest Partners Fund | Poplar Forest Partners Fund Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	97
Expense Example, with Redemption, 3 Years	322
Expense Example, with Redemption, 5 Years	565
Expense Example, with Redemption, 10 Years	1,263
Poplar Forest Cornerstone Fund | Poplar Forest Cornerstone Fund Investor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	92
Expense Example, with Redemption, 3 Years	405
Expense Example, with Redemption, 5 Years	740
Expense Example, with Redemption, 10 Years	$ 1,688